Inventories	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Inventories
6.      Inventories:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31
	2012	2013
Held for sale:
Marine Fuel Oil	$ 141,590	$270,066
Marine Gas Oil	33,965	27,812
	175,555	297,878
Held for consumption:
Marine fuel	4,145	4,477
Lubricants	972	809
Stores	24	20
Victuals	130	113
	5,271	5,419
Total	$ 180,826	$ 303,297

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